Scope of Consolidation - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Information about Consolidated Structured Entities [Line Items]
Positive or negative exchange rate effect	€ (155)	€ 302	€ (458)
Cash flow without exchange rate effect	€ (551)	434	€ (1,236)
TIM Brasil group [member]
Disclosure of Information about Consolidated Structured Entities [Line Items]
Proportion of ownership interests held by non-controlling interests	33.40%
Increase (decrease) in cash and cash equivalents	€ (744)	58
Positive or negative exchange rate effect	(146)	311
Cash flow without exchange rate effect	(598)	€ (253)
Payment to the clean-up consortium	€ 257
TIM Brasil group [member] | Tim Celular S.A. and Tim S.A. [member] | Business unit [member]
Disclosure of Information about Consolidated Structured Entities [Line Items]
Proportion of share capital of operating companies	100.00%